Intangible Assets - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 60,562	$ 55,795
Total accumulated amortization	(53,304)	(52,771)
Intangible assets, net	7,258	3,024
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	31,941	28,466
Total accumulated amortization	(28,652)	(28,466)
Core technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	19,706	18,671
Total accumulated amortization	(18,844)	(18,671)
Trademark and Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,809	3,668
Total accumulated amortization	(1,633)	(1,589)
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,564	3,564
Total accumulated amortization	(3,564)	(3,524)
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,542	1,426
Total accumulated amortization	$ (611)	$ (521)